Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Earnings (Loss) Per Share
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2020/12/31	2021/12/31	2022/12/31

Profit (loss) for the period (in € thousands)	(101,221)	67,259	(23,719)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	38,858,617	44,739,756	49,673,936
Basic earnings (loss) per share (€/share)	(2.60)	1.51	(0.48)
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	38,858,617	55,613,634	49,673,936
Diluted earnings (loss) per share (€/share)	(2.60)	1.23	(0.48)